Shareholder Report, Line Graph (Details) 199147_Abacus Flexible Bond Leaders ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Dec. 07, 2020	Jul. 31, 2026
Abacus Flexible Bond Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Abacus Flexible Bond Leaders ETF NAV
Accumulated Value	$ 10,362	$ 9,780	$ 9,107	$ 9,267	$ 10,292	$ 10,000	$ 10,653
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Accumulated Value	9,534	9,222	8,775	9,080	9,991	10,000	$ 9,792
Abacus Flexible Bond Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Abacus Flexible Bond Leaders Index
Accumulated Value	$ 11,421	$ 11,225	$ 10,394	$ 9,995	$ 9,998	$ 10,000	$ 11,593